Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value of Financial Instruments [Abstract]
Fair Value Measurements
The classification of fair value measurements within the hierarchy is based upon the lowest level of input that is significant to the measurement. At December 31, 2012 and 2011, the Company had an interest rate swap, which fair value was measured using valuations based upon quoted prices for similar assets and liabilities in active markets (Level 2) and is valued by reference to similar financial instruments, adjusted for credit risk and restrictions and other terms specific to the contracts. The following table provides a summary by level of the fair value of financial instruments that are measured on a recurring basis:

(in millions)
		Fair Value Measurements at December 31, 2012 Using:
	December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Liability:
Interest rate swap	$4.3	$—	$4.3	$—

(in millions)
		Fair Value Measurements at December 31, 2011 using:
	December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Liability:
Interest rate swap	$2.6	$—	$2.6	$—